Stockholders' Equity (Changes in Accumulated Other Comprehensive Income, Net of Tax) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2018		Mar. 31, 2017	Mar. 31, 2016
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance		¥ 3,135,422		¥ 3,124,410	¥ 2,928,469
Other comprehensive income before reclassifications		(2,983)		14,546	(210,838)
Amounts reclassified out of accumulated other comprehensive income		8,924	[1]	1,545	(43,792)
Net other comprehensive income		5,941		16,091	(254,630)
Less: Other comprehensive income attributable to noncontrolling interests		3,918		(18,458)	13,405
Ending Balance		3,647,157		3,135,422	3,124,410
Accumulated other comprehensive income (loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance		(618,769)		(653,318)	(385,283)
Ending Balance		(616,746)		(618,769)	(653,318)
Unrealized gains (losses) on securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance		126,635		140,736	154,153
Other comprehensive income before reclassifications		2,013		(27,007)	45,527
Amounts reclassified out of accumulated other comprehensive income		(943)	[1]	(3,286)	(43,307)
Net other comprehensive income		1,070		(30,293)	2,220
Less: Other comprehensive income attributable to noncontrolling interests		1,514		(16,192)	15,637
Ending Balance		126,191		126,635	140,736
Pension liability adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance		(308,736)		(371,739)	(201,131)
Other comprehensive income before reclassifications		1,779		54,513	(174,380)
Amounts reclassified out of accumulated other comprehensive income		10,611	[1]	8,719	2,627
Net other comprehensive income		12,390		63,232	(171,753)
Less: Other comprehensive income attributable to noncontrolling interests		98		229	(1,145)
Ending Balance		(296,444)		(308,736)	(371,739)
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance		(436,610)		(421,117)	(338,305)
Other comprehensive income before reclassifications		(4,480)		(17,988)	(83,899)
Amounts reclassified out of accumulated other comprehensive income	[1]	(1,855)
Net other comprehensive income		(6,335)		(17,988)	(83,899)
Less: Other comprehensive income attributable to noncontrolling interests		2,306		(2,495)	(1,087)
Ending Balance		(445,251)		(436,610)	(421,117)
Unrealized gains (losses) on derivative instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance		(58)		(1,198)
Other comprehensive income before reclassifications		(2,295)		5,028	1,914
Amounts reclassified out of accumulated other comprehensive income		1,111	[1]	(3,888)	(3,112)
Net other comprehensive income		(1,184)		1,140	(1,198)
Ending Balance		¥ (1,242)		¥ (58)	¥ (1,198)

[1]	Foreign currency translation adjustments were transferred from accumulated other comprehensive income to net income as a result of a complete or substantially complete liquidation or sale of certain foreign subsidiaries and affiliates.